Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Receivables [Abstract]
Accounts receivable, gross		¥ 44,771	¥ 30,347
Less: allowance for doubtful receivables		(922)	(500)
Accounts receivable, net	$ 6,378	¥ 43,849	¥ 29,847